INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 1999

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 1999, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Service Agreements             2

General Information            2

Performance                    2

Safekeeping of Variable        8
Account Assets

Distribution of the Contracts  8

State Regulation               8

Legal Matters                  8

Registration Statement         8

Independent Accountants        8

Financial Statements           8

SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

GENERAL INFORMATION

We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

In addition, Empire Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments, based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

PERFORMANCE

Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment Option through 12/31/98. The performance information is based on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31, 1998. The returns reflect the risk and administrative charge (1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on 12/31/98 if Contract issued at commencement of Portfolio (which in most cases it was not).

Investment Option            Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager                9/6/89       13.90%     10.69%      11.85%

Money Market                 4/1/82       4.41%      4.24%       4.62%*

Investment Grade Bond        12/5/88      7.76%      5.63%       7.27%*

Equity-Income                10/9/86      10.51%     17.59%      14.47%*

Growth                       10/9/86      38.10%     20.52%      18.21%*

High Income                  9/19/85      (5.29)%    7.71%       9.96%*

Overseas                     1/28/87      11.62%     8.60%       7.50%

Index 500                    8/27/92      27.04%     22.49%      19.95%

Asset Manager: Growth        1/3/95       16.39%    N/A          20.21%

Contrafund                   1/3/95       28.68%    N/A          27.34%

Growth Opportunities         1/3/95       23.37%    N/A          25.00%

Balanced                     1/3/95       16.46%    N/A          14.71%

Growth & Income              12/30/96     28.29%    N/A          27.90%

Morgan Stanley Dean Witter

Emerging Markets Equity      10/1/96      (24.94)%  N/A          (12.94)%

Emerging Markets Debt        6/16/97      (29.10)%  N/A          (20.05)%

Global Equity                1/2/97       12.34%    N/A          18.19%

International Magnum         1/2/97       7.88%     N/A          7.67%

Strong

Discovery Fund II            5/8/92       6.19%      7.89%       10.22%

Opportunity Fund II          5/8/92       12.41%     15.84%      17.86%

Growth Fund II1              12/31/96     27.39%    N/A          27.93%

Warburg Pincus

International Equity         6/30/95      4.29%     N/A          4.65%

Small Company Growth         6/30/95      (3.82)%   N/A          13.23%

Post-Venture Capital         9/30/95      5.44%     N/A          6.48%

PBHG

Growth II                    5/1/97       7.10%     N/A          8.38%

Large Cap Value              10/29/97     36.58%    N/A          34.84%

Select 20                    9/26/97      60.89%    N/A          45.63%

Small Cap Value              10/29/97     9.83%     N/A          12.47%

Technology & Communications  5/1/92       30.88%    N/A          19.87%

* 10 Years

   Average Annual Total Return for Period Ending on 12/31/98 from date Portfolio Began in Separate Account.

Investment Option            Date When Portfolio Began in  Life of Fund
                             Separate Account


Fidelity

Asset Manager                6/3/92                         10.42%

Money Market                 6/3/92                         3.32%

Investment Grade Bond        6/3/92                         5.65%

Equity-Income                6/3/92                         14.99%

Growth                       6/3/92                         17.53%

High Income                  6/3/92                         8.48%

Overseas                     6/3/92                         7.38%

Index 500                    11/2/92                        19.51%

Asset Manager: Growth        1/9/95                         20.25%

Contrafund                   1/9/95                         27.44%

Growth Opportunities         1/27/97                        11.74%

Balanced                     1/27/97                        8.69%

Growth & Income              1/27/97                        27.50%

Morgan Stanley Dean Witter

Emerging Markets Equity      11/24/97                       (11.78)%

Emerging Markets Debt        11/24/97                       (17.55)%

Global Equity                11/24/97                       7.32%

International Magnum         11/24/97                       3.10%

Strong

Discovery Fund II            11/24/97                       .43%

Opportunity Fund II          11/24/97                       1.99%

Growth Fund II1              11/24/97                       14.25%

Warburg Pincus

International Equity         11/24/97                       .87%

Small Company Growth         11/24/97                       (.58)%

Post-Venture Capital         11/24/97                       3.51%

PBHG

Growth II                    11/24/97                       5.13%

Large Cap Value              11/24/97                       33.30%

Select 20                    11/24/97                       50.35%

Small Cap Value              11/24/97                       12.22%

Technology & Communications  11/24/97                       16.55%


In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began operations through December 31, 1998. The returns reflect the risk and administrative charge (1% on an annual basis).

Table 2: Cumulative Total Return for Period Ending on 12/31/98.

Investment Option            Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager                9/6/89       13.90%     66.16%      184.11%

Money Market                 4/1/82       4.41%      23.07%      57.04%*

Investment Grade Bond        12/5/88      7.76%      31.53%      101.82%*

Equity-Income                10/9/86      10.51%     124.80%     286.25%*

Growth                       10/9/86      38.10%     154.29%     432.59%*

High Income                  9/19/85      (5.29)%    44.95%      158.51%*

Overseas                     1/28/87      11.62%     51.09%      136.29%*

Index 500                    8/27/92      27.04%     175.71%     217.35%

Asset Manager: Growth        1/3/95       16.39%    N/A          108.64%

Contrafund                   1/3/95       28.68%    N/A          162.59%

Growth Opportunities         1/3/95       23.37%    N/A          143.86%

Balanced                     1/3/95       16.46%    N/A          73.02%

Growth & Income              12/30/96     28.29%    N/A          63.59%

Morgan Stanley Dean Witter

Emerging Markets Debt        6/16/97      (29.10)%  N/A          (29.19)%

Emerging Markets Equity      10/1/96      (24.94)%  N/A          (26.79)%

Global Equity                1/2/97       12.34%    N/A          39.56%

International Magnum         1/2/97       7.88%     N/A          15.89%

Investment Option            Start Date  One Year   Five Years  Life of Fund

PBHG

Growth II                    5/1/97       7.10%     N/A          14.36%

Technology & Communications  5/1/92       30.88%    N/A          35.31%

Large Cap Value              10/29/97     36.58%    N/A          42.09%

Small Cap Value              10/29/97     9.83%     N/A          14.81%

Select 20                    9/26/97      60.89%    N/A          60.94%

Strong

Discovery Fund II            5/8/92       6.19%      46.19%      91.02%

Growth Fund II1              12/31/96     27.39%    N/A          63.67%

Opportunity Fund II          5/8/92       12.41%     108.58%     198.35%

Warburg Pincus

International Equity         6/30/95      4.29%     N/A          17.30%

Small Company Growth         6/30/95      (3.82)%   N/A          54.59%

Post-Venture Capital         6/30/95      5.44%     N/A          15.19%

* 10 Years

1 Strong Growth Fund II is currently called Strong Mid Cap Growth Fund
II.

YIELDS

Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield. For the 7 day period ending on 12/31/98, the Money Market Investment Option had a current yield of 4.06% and an effective yield of 4.14%.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the period ending on 12/31/98 was 4.56% for the Investment Grade Bond Investment Option, 9.36% for the High Income Investment Option and 11.94% for Emerging Markets Debt Investment Option.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard &
Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The balance sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 1998 and 1997, and the related statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in the period ended December 31, 1998, and the statement of assets and liabilities of the Empire Fidelity Investments Variable Annuity Account A as of December 31, 1998, and the related statements of operations and changes in net assets for the years ended December 31, 1998 and 1997 included in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.